Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Outstanding balances for related party transactions [abstract]
Balances and Transactions with Related Parties

Note 22 - Balances and Transactions with Related Parties:

A.	Balances with related parties (consolidated)

Composition:

	December 31
	2021	2020
	NIS in thousands

Short-term loans (Note 13)	1,722	1,296
Long-term loans (Note 13)	76	241
	1,798	1,547

B.	Benefits in respect of the employment of key management personnel (including directors) (*) who are employed in the Company:

	For the year ended December 31
	2021		2020		2019
		Amount		Amount		Amount
	Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Short-term employee benefits	3	946	3	782	3	833
Management fees	1	606	1	122	-	-
Share-based payment	1	3,023	1	9,874	2	37,157

	3	4,575	3	10,778	3	37,990

(*)	The key management personnel include the Chairman of the Board, the Company’s CEO, and the CFO

C.	Benefits in respect of key management personnel (including directors) who are not employees of the Company:

	For the year ended December 31
	2021		2020		2019
		Amount		Amount		Amount
	Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Short term employee benefits	-	-	1	371	1	493
Management fees	3	550	3	329	4	234
Share-based payment	3	48	3	134	-	-

	3	598	4	834	4	727

(*)	The key management personnel who are not employees of the Company include one director, two outside directors, and one independent director.

D.	Other transactions with related parties

Loan from the Company’s controlling shareholder - See Note 13A above.

Investment agreement between the controlling shareholder and the Company - See Notes 13.

Rental Income - See Note 13C above.